PP&E - Movements in PP&E (without allowance for obsolescence and impairment of materials and accumulated impairment of others PP&E) (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of changes in property, plant and equipment
At the beginning of the year	$ 5,281,751
At the end of the period	5,998,155
Gross carrying value
Reconciliation of changes in property, plant and equipment
At the beginning of the year	5,337,858	$ 6,098,937
Acquisitions through business combination	929,420	26,706
CAPEX	761,169	452,328
Currency translation adjustments	60,060	(202,334)
Net carrying value of decreases	(11,646)	(647)
Reclassified to Assets classified as held for sale	(2,792)	(2,631)
Depreciation of the period	(1,017,916)	(933,214)
At the end of the period	$ 6,056,153	$ 5,439,145